As filed with the Securities and Exchange Commission on December 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2011

Date of reporting period:  October 31, 2010

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.99%
	Aerospace & Defense - 3.82%
328	The Boeing Co.	$23,170
959	GenCorp, Inc.*	4,670
408	Hexcel Corp.*	7,250
710	Honeywell International, Inc.	33,448
1,240	Lockheed Martin Corp.	88,400
775	Raytheon Co.	35,712
106	United Technologies Corp.	7,926
		200,576

	Air Freight & Logistics - 0.23%
90	Atlas Air Worldwide Holdings, Inc.*	4,703
1,345	Pacer International, Inc.*	7,492
		12,195

	Airlines - 1.87%
769	Delta Air Lines, Inc.*	10,681
424	Southwest Airlines Co.	5,834
1,112	United Continental Holdings, Inc.*	32,292
4,199	US Airways Group, Inc.*	49,506
		98,313

	Auto Components - 1.27%
730	American Axle & Manufacturing Holdings, Inc.*	6,731
115	Fuel Systems Solutions, Inc.*	4,713
486	Magna International, Inc.#	44,002
190	Tenneco, Inc.*	6,198
115	TRW Automotive Holdings Corp.*	5,254
		66,898

	Automobiles - 0.53%
1,975	Ford Motor Co.*	27,907

	Beverages - 3.37%
1,722	The Coca Cola Co.	105,593
1,092	PepsiCo, Inc.	71,308
		176,901

	Biotechnology - 0.38%
221	Amgen, Inc.*	12,639
114	Celgene Corp.*	7,076
		19,715

	Capital Markets - 0.61%
392	Ameriprise Financial, Inc.	20,262
104	Franklin Resources, Inc.	11,929
		32,191

	Chemicals - 3.43%
160	The Dow Chemical Co.	4,933
2,437	E.I. du Pont de Nemours & Co.	115,221
1,985	Georgia Gulf Corp.*	40,157
454	Huntsman Corp.	6,288
512	PolyOne Corp.*	6,615
193	Quaker Chemical Corp.	7,029
		180,243

	Commercial Banks - 0.25%
59	M&T Bank Corp.	4,410
174	Wells Fargo & Company	4,538
208	Zions Bancorporation	4,297
		13,245

	Commercial Services & Supplies - 0.09%
102	Consolidated Graphics, Inc.*	4,748

	Communications Equipment - 1.48%
806	Acme Packet, Inc.*	31,877
391	F5 Networks, Inc.*	46,021
		77,898

	Computers & Peripherals - 3.30%
193	Apple, Inc.*	58,068
708	NetApp, Inc.*	37,701
3,083	Quantum Corp.*	10,421
1,368	SanDisk Corp.*	51,409
741	Seagate Technology PLC*#	10,856
158	Western Digital Corp.*	5,059
		173,514

	Construction & Engineering - 0.46%
1,049	Tutor Perini Corp.*	24,347

	Containers & Packaging - 0.23%
942	Boise, Inc.*	6,829
1,488	Graphic Packaging Holding Co.*	5,446
		12,275

	Diversified Consumer Services - 0.26%
103	Coinstar, Inc.*	5,931
173	Sotheby's	7,584
		13,515

	Diversified Telecommunication Services - 4.83%
3,633	AT&T, Inc.	103,540
3,286	Cincinnati Bell, Inc.*	8,051
1,610	General Communication, Inc.*	16,825
1,061	IDT Corp.*	15,575
3,390	Verizon Communications, Inc.	110,073
		254,064

	Electric Utilities - 0.43%
669	Pampa Energia S.A. - ADR	9,640
221	Portland General Electric Co.	4,619
243	Unisource Energy Corp.	8,522
		22,781

	Electrical Equipment - 0.09%
84	Emerson Electric Co.	4,612

	Electronic Equipment, Instruments & Components - 2.03%
739	Flextronics International Ltd.*#	5,291
3,005	Power-One, Inc.*	31,282
1,353	Sanmina-SCI Corp.*	17,833
559	SYNNEX Corp.*	16,233
843	Tech Data Corp.*	36,241
		106,880

	Energy Equipment & Services - 0.36%
322	Complete Production Services, Inc.*	7,544
133	Halliburton Co.	4,237
334	RPC, Inc.	7,351
		19,132

	Food & Staples Retailing - 3.03%
102	Nash Finch Co.	4,274
576	The Pantry, Inc.*	11,203
1,563	Sysco Corp.	46,046
1,586	Wal-Mart Stores, Inc.	85,914
297	Whole Foods Market, Inc.*	11,806
		159,243

	Food Products - 1.02%
3,058	Chiquita Brands International, Inc.*	40,580
396	Kraft Foods, Inc.	12,779
		53,359

	Gas Utilities - 0.59%
214	Southwest Gas Corp.	7,439
612	WGL Holdings, Inc.	23,593
		31,032

	Health Care Equipment & Supplies - 1.13%
386	Baxter International, Inc.	19,647
194	Edwards Lifesciences Corp.*	12,399
471	Medtronic, Inc.	16,584
137	Stryker Corp.	6,780
122	Thoratec Corp.*	3,982
		59,392

	Health Care Providers & Services - 1.40%
143	AmerisourceBergen Corp.	4,693
1,145	Kindred Healthcare, Inc.*	15,709
231	Owens & Minor, Inc.	6,579
1,934	Universal American Corp.	31,099
281	Wellpoint, Inc.*	15,270
		73,350

	Hotels, Restaurants & Leisure - 4.24%
1,621	Las Vegas Sands Corp.*	74,371
209	Marriott International, Inc.	7,743
1,581	McDonald's Corp.	122,954
331	Starwood Hotels & Resorts Worldwide, Inc.	17,920
		222,988

	Household Durables - 0.39%
268	American Greetings Corp.	5,191
264	Tempur-Pedic International, Inc.*	9,108
82	Whirlpool Corp.	6,218
		20,517

	Household Products - 1.82%
660	Central Garden & Pet Co.*	6,897
1,394	The Procter & Gamble Co.	88,617
		95,514

	Insurance - 4.00%
74	Berkshire Hathaway, Inc. - Class B*	5,887
7,759	CNO Financial Group, Inc.*	42,209
1,585	Genworth Financial, Inc.*	17,974
707	Protective Life Corp.	16,947
2,300	The Travelers Companies, Inc.	126,960
		209,977

	Internet & Catalog Retail - 2.10%
83	Amazon.com, Inc.*	13,707
176	Netflix, Inc.*	30,536
176	Priceline.com, Inc.*	66,319
		110,562

	Internet Software & Services - 1.47%
1,067	Akamai Technologies, Inc.*	55,132
15	Google, Inc.*	9,195
373	VeriSign, Inc.*	12,962
		77,289

	IT Services - 3.83%
2,234	Automatic Data Processing, Inc.	99,234
220	Cognizant Technology Solutions Corp.*	14,342
510	International Business Machines Corp.	73,236
187	Visa, Inc.	14,618
		201,430

	Leisure Equipment & Products - 0.10%
1,120	Eastman Kodak Co.*	5,275

	Machinery - 1.71%
62	Bucyrus International, Inc.	4,226
74	Caterpillar, Inc.	5,816
343	CNH Global N.V.*#	13,614
517	Cummins, Inc.	45,548
245	Illinois Tool Works, Inc.	11,197
1,158	Wabash National Corp.*	9,333
		89,734

	Media - 1.59%
581	CBS Corp.	9,836
821	DIRECTV*	35,681
3,262	The McClatchy Co.*	9,003
1,332	Sinclair Broadcast Group, Inc.*	10,643
561	Valassis Communications, Inc.*	18,513
		83,676

	Metals & Mining - 2.51%
452	Cliffs Natural Resources, Inc.	29,470
263	Freeport-McMoRan Copper & Gold, Inc.	24,901
908	Newmont Mining Corp.	55,270
985	Stillwater Mining Co.*	17,533
105	Teck Resources Ltd.#	4,698
		131,872

	Multi-line Retail - 0.29%
473	The Bon-Ton Stores, Inc.*	5,430
97	Dollar Tree, Inc.*	4,977
121	Nordstrom, Inc.	4,660
		15,067

	Multi-Utilities - 0.09%
102	CH Energy Group, Inc.	4,636

	Oil, Gas & Consumable Fuels - 7.85%
713	BP PLC - ADR	29,112
898	Chevron Corp.	74,184
150	Cimarex Energy Co.	11,513
836	ConocoPhillips	49,658
973	Exxon Mobil Corp.	64,675
246	Peabody Energy Corp.	13,013
168	Pioneer Natural Resources Co.	11,726
348	Tesoro Corp.	4,510
1,830	Total S.A. - ADR	99,698
1,918	World Fuel Services Corp.	54,145
		412,234

	Paper & Forest Products - 0.22%
274	International Paper Co.	6,927
600	Louisiana-Pacific Corp.*	4,644
		11,571

	Personal Products - 0.36%
232	Elizabeth Arden, Inc.*	4,744
196	The Estee Lauder Companies, Inc.	13,949
		18,693
	Pharmaceuticals - 5.28%
2,033	Abbott Laboratories	104,334
2,058	Bristol-Myers Squibb Co.	55,360
185	Eli Lilly & Co.	6,512
1,390	Johnson & Johnson	88,501
457	The Medicines Co.*	5,836
160	Merck & Co., Inc.	5,805
626	Pfizer, Inc.	10,892
		277,240

	Semiconductors & Semiconductor Equipment - 5.34%
505	Altera Corp.	15,761
758	Atmel Corp.*	6,716
1,748	Cirrus Logic, Inc.*	22,462
164	Cree, Inc.*	8,412
56	First Solar, Inc.*	7,710
838	GT Solar International, Inc.*	6,897
5,680	Intel Corp.	113,998
266	KLA-Tencor Corp.	9,502
3,257	Lattice Semiconductor Corp.*	15,829
261	Marvell Technology Group Ltd.*#	5,040
641	Micron Technology, Inc.*	5,301
231	OmniVision Technologies, Inc.*	6,267
4,215	Silicon Image, Inc.*	25,922
471	Texas Instruments, Inc.	13,927
283	Veeco Instruments, Inc.*	11,844
180	Xilinx, Inc.	4,826
		280,414

	Software - 2.55%
245	Citrix Systems, Inc.*	15,697
472	Intuit, Inc.*	22,656
1,690	Microsoft Corp.	45,022
648	Oracle Corp.	19,051
193	Red Hat, Inc.*	8,156
69	Salesforce.com, Inc.*	8,009
789	TIBCO Software, Inc.*	15,165
		133,756

	Specialty Retail - 3.04%
1,805	Asbury Automotive Group, Inc.*	26,028
187	AutoNation, Inc.*	4,342
600	Brown Shoe Co., Inc.	7,050
256	DSW, Inc.*	8,517
1,673	Home Depot, Inc.	51,662
444	Limited Brands, Inc.	13,049
146	O'Reilly Automotive, Inc.*	8,541
3,671	Pier 1 Imports, Inc.*	31,864
401	The Talbots, Inc.*	3,922
100	The TJX Companies, Inc.	4,589
		159,564

	Textiles, Apparel & Luxury Goods - 1.27%
454	Coach, Inc.	22,700
1,794	Crocs, Inc.*	24,990
116	Lululemon Athletica, Inc.*	5,141
190	Oxford Industries, Inc.	4,376
497	Skechers U.S.A., Inc.*	9,662
		66,869

	Tobacco - 0.76%
64	Lorillard, Inc.	5,462
589	Philip Morris International, Inc.	34,457
		39,919

	Trading Companies & Distributors - 0.17%
479	United Rentals, Inc.*	9,000

	Wireless Telecommunication Services - 0.52%
941	MetroPCS Communications, Inc.*	9,796
280	NII Holdings, Inc.*	11,707
121	United States Cellular Corp.*	5,622
		27,125
	Total Common Stocks (Cost $4,381,404)	4,623,248

	PREFERRED STOCKS - 0.12%
237	Nortel Inversora S.A. - ADR* (Cost $5,721)	6,484

	SHORT-TERM INVESTMENTS - 7.11%
373,701	Fidelity Institutional Money Market Government Portfolio, Class I, 0.06%† (Cost $373,701)	373,701
	Total Investments in Securities (Cost $4,760,826) - 95.22%	5,003,433
	Other Assets in Excess of Liabilities - 4.78%	251,040
	Net Assets - 100.00%	$5,254,473

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at October 31, 2010 was as follows**:

Cost of investments	$4,760,826

Gross unrealized appreciation	$271,048
Gross unrealized depreciation	(28,441)
Net unrealized appreciation	$242,607

**Because tax adjustments are calculated annually, the above table does not include tax adjustments outstanding.

FAS 157 - Summary of Fair Value Exposure at October 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$792,838	$—	$—	$792,838
Consumer Staples	543,629	—	—	543,629
Energy	431,366	—	—	431,366
Financials	255,413	—	—	255,413
Health Care	429,697	—	—	429,697
Industrials	443,525	—	—	443,525
Information Technology	1,051,181	—	—	1,051,181
Materials	335,961	—	—	335,961
Telecommunication Services	287,673	—	—	287,673
Utilities	58,449	—	—	58,449
Total Equity	4,629,732	—	—	4,629,732
Short-Term Investments	373,701	—	—	373,701
Total Investments in Securities	$5,003,433	$—	$—	$5,003,433

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.01%
	Aerospace & Defense - 4.10%
2,188	BAE Systems PLC - ADR	$48,311
206	Honeywell International, Inc.	9,705
199	Lockheed Martin Corp.	14,187
173	Northrop Grumman Corp.	10,935
42	Raytheon Co.	1,935
		85,073

	Automobiles - 0.10%
120	Nissan Motor Co., Ltd. - ADR	2,096

	Chemicals - 0.95%
227	BASF SE - ADR	16,503
70	E.I. du Pont de Nemours & Co.	3,310
		19,813

	Commerical Services & Supplies - 1.47%
853	Waste Management, Inc.	30,469

	Communications Equipment - 0.80%
1,553	Nokia Corp. - ADR	16,586

	Construction Materials - 1.40%
1,224	CRH PLC - ADR	21,628
525	Lafarge S.A. - ADR	7,502
		29,130

	Diversified Telecommunication Services - 28.57%
2,064	AT&T, Inc.	58,824
1,812	BCE, Inc.#	60,720
613	BT Group PLC - ADR	15,129
402	China Unicom (Hong King) Ltd. - ADR	5,628
4,323	Deutsche Telekom AG - ADR	62,294
2,533	France Telecom S.A. - ADR	60,513
475	KT Corp. - ADR	9,828
3,202	Portugal Telecom, SGPS, S.A. - ADR	46,109
1,533	Telecom Italia S.p.A. - ADR	23,394
608	Telefonica S.A. - ADR	49,333
2,314	Telefonos de Mexico SAB de CV (Telmex) - ADR	35,821
2,792	Telstra Corp., Ltd. - ADR	36,854
1,514	TELUS Corp.#	63,830
2,000	Verizon Communications, Inc.	64,940
		593,217

	Food & Staples Retailing - 1.18%
584	Koninklijke Ahold N.V. - ADR	8,089
555	Sysco Corp.	16,350
		24,439

	Food Products - 2.23%
871	ConAgra Foods, Inc.	19,589
1,864	Sara Lee Corp.	26,711
		46,300

	Household Products - 0.67%
220	Kimberly-Clark Corp.	13,935

	Industrial Conglomerates - 0.15%
102	Koninklijke Philips Electronics N.V. - ADR	3,106

	Insurance - 2.41%
1,387	Allianz SE - ADR	17,379
670	Aviva PLC - ADR	8,697
462	AXA S.A. - ADR	8,423
63	Chubb Corp.	3,655
393	Marsh & McLennan Companies, Inc.	9,817
106	Prudential PLC - ADR	2,141
		50,112

	IT Services - 0.17%
81	Automatic Data Processing, Inc.	3,598

	Media - 1.01%
324	Thomson Reuters Corp.#	12,393
148	Time Warner Cable, Inc.	8,565
		20,958

	Multi-line Retail - 0.41%
273	J.C. Penney Co., Inc.	8,512

	Office Electronics - 0.10%
45	Canon, Inc. - ADR	2,070

	Oil, Gas & Consumable Fuels - 15.33%
359	Chevron Corp.	29,657
32	China Petroleum & Chemical Corp. - ADR	3,050
35	CNOOC Ltd. - ADR	7,312
653	ConocoPhillips	38,788
87	Encana Corp.#	2,455
988	Eni S.p.A. - ADR	44,391
405	Marathon Oil Corp.	14,406
92	PetroChina Co., Ltd. - ADR	11,311
1,975	Repsol YPF, S.A. - ADR	54,688
752	Royal Dutch Shell PLC - ADR	48,827
105	Sasol Ltd. - ADR	4,751
746	Statoil ASA - ADR	16,285
780	Total S.A. - ADR	42,495
		318,416

	Paper & Forest Products - 0.10%
140	Svenska Cellulosa AB (SCA) - ADR	2,162

	Pharmaceuticals - 11.42%
939	AstraZeneca PLC - ADR	47,382
201	Bayer AG - ADR	15,081
1,796	Bristol-Myers Squibb Co.	48,312
1,422	Eli Lilly & Co.	50,054
711	GlaxoSmithKline PLC - ADR	27,758
357	Merck & Co., Inc.	12,952
2,044	Pfizer, Inc.	35,566
		237,105

	Road & Rail - 0.18%
62	Norfolk Southern Corp.	3,812

	Semiconductors & Semiconductor Equipment - 1.30%
275	Intel Corp.	5,519
425	STMicroelectronics N.V. - ADR	3,736
1,629	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	17,772
		27,027

	Software - 0.73%
468	Nintendo Co., Ltd. - ADR	15,046

	Specialty Retail - 0.60%
403	Home Depot, Inc.	12,445

	Tobacco - 6.46%
2,461	Altria Group, Inc.	62,559
28	British American Tobacco PLC - ADR	2,134
1,071	Reynolds American, Inc.	69,508
		134,201

	Wireless Telecommunication Services - 10.17%
402	China Mobile Ltd. - ADR	20,651
2,076	Mobile TeleSystems - ADR	44,945
1,027	NTT DOCOMO, Inc. - ADR	17,346
1,017	Rogers Communications, Inc. - Class B#	37,070
1,800	SK Telecom Co., Ltd. - ADR	33,174
2,106	Vodafone Group PLC - ADR	57,936
		211,122
	Total Common Stocks (Cost $1,762,624)	1,910,750

	PREFERRED STOCKS - 5.71%
	Diversified Telecommunication Services - 4.80%
2,553	Tele Norte Leste Participacoes S.A. - ADR	39,163
2,472	Telecomunicacoes de Sao Paulo S.A. - ADR	60,564
		99,727

	Wireless Telecommunication Services - 0.91%
656	Vivo Participacoes S.A. - ADR	18,788
	Total Preferred Stocks (Cost $107,266)	118,515

	SHORT-TERM INVESTMENTS - 1.59%
33,091	Fidelity Institutional Money Market Government Portfolio, Class I, 0.06%† (Cost $33,091)	33,091
	Total Investments in Securities (Cost $1,902,981) - 99.31%	2,062,356
	Other Assets in Excess of Liabilities - 0.69%	14,391
	Net Assets - 100.00%	$2,076,747

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2010.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	35.3%
United Kingdom	10.1%
Canada	8.5%
Brazil	5.7%
France	5.7%
Germany	5.4%
Spain	5.0%
Italy	3.3%
Netherlands	3.1%
Russian Federation	2.2%
Portugal	2.2%
Republic of Korea	2.1%
Australia	1.8%
Japan	1.8%
Mexico	1.7%
Hong Kong	1.6%
Ireland	1.0%
Tawain, Province of China	0.9%
Norway	0.8%
Finland	0.8%
China	0.7%
South Africa	0.2%
Sweden	0.1%
100.00%

The cost basis of investments for federal income tax purposes at October 31, 2010 was as follows**:

Cost of investments	$1,902,981

Gross unrealized appreciation	$164,440
Gross unrealized depreciation	(5,064)
Net unrealized appreciation	$159,375

**Because tax adjustments are calculated annually, the above table does not include tax adjustments outstanding.

FAS 157 - Summary of Fair Value Exposure at October 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$44,011	$—	$—	$44,011
Consumer Staples	218,875	—	—	218,875
Energy	318,416	—	—	318,416
Financials	50,112	—	—	50,112
Health Care	237,105	—	—	237,105
Industrials	122,460	—	—	122,460
Information Technology	64,327	—	—	64,327
Materials	51,105	—	—	51,105
Telecommunication Services	860,560	62,294	—	922,854
Total Equity	1,966,971	62,294	—	2,029,265
Short-Term Investments	33,091	—	—	33,091
Total Investments in Securities	$2,000,062	$62,294	$—	$2,062,356

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.56%
	Aerospace & Defense - 0.90%
191	Applied Signal Technology, Inc.	$6,410
902	GenCorp, Inc.*	4,393
389	Hexcel Corp.*	6,913
73	Triumph Group, Inc.	6,102
		23,818

	Airlines - 4.00%
104	Alaska Air Group, Inc.*	5,491
545	AMR Corp.*	4,295
829	Delta Air Lines, Inc.*	11,515
3,802	JetBlue Airways Corp.*	26,538
725	United Continental Holdings, Inc.*	21,054
3,124	US Airways Group, Inc.*	36,832
		105,725

	Auto Components - 6.84%
2,365	American Axle & Manufacturing Holdings, Inc.*	21,805
316	Amerigon, Inc.*	3,406
176	Autoliv, Inc.	12,549
342	BorgWarner, Inc.*	19,190
126	Fuel Systems Solutions, Inc.*	5,163
560	Gentex Corp.	11,189
136	Magna International, Inc.#	12,313
641	Standard Motor Products, Inc.	6,814
1,528	Tenneco, Inc.*	49,843
841	TRW Automotive Holdings Corp.*	38,425
		180,697

	Automobiles - 0.59%
1,113	Ford Motor Co.*	15,727

	Beverages - 0.30%
974	Cott Corp.*#	7,987

	Biotechnology - 0.26%
116	United Therapeutics Corp.*	6,960

	Building Products - 0.48%
470	Owens Corning, Inc.*	12,709

	Capital Markets - 0.41%
863	American Capital Ltd.*	6,024
703	BGC Partners, Inc.	4,879
		10,903

	Chemicals - 1.07%
694	Ferro Corp.*	9,522
513	Quaker Chemical Corp.	18,683
		28,205

	Commerical Banks - 0.91%
244	City National Corp.	12,583
1,502	Huntington Bancshares, Inc.	8,517
378	Susquehanna Bancshares, Inc.	2,986
		24,086

	Commercial Services & Supplies - 1.67%
566	Acco Brands Corp.*	3,526
289	Consolidated Graphics, Inc.*	13,453
742	Deluxe Corp.	15,166
832	Interface, Inc.	11,972
		44,117

	Communications Equipment - 3.20%
349	Acme Packet, Inc.*	13,803
147	ADTRAN, Inc.	4,744
182	Blue Coat Systems, Inc.*	4,909
242	F5 Networks, Inc.*	28,483
462	Infinera Corp.*	3,784
615	JDS Uniphase Corp.*	6,464
6,314	Powerwave Technologies, Inc.*	13,764
1,073	Seachange International, Inc.*	8,627
		84,578

	Computers & Peripherals - 1.38%
226	Lexmark International, Inc.*	8,595
5,492	Quantum Corp.*	18,563
251	SanDisk Corp.*	9,432
		36,590

	Construction & Engineering - 0.21%
251	Insituform Technologies, Inc.*	5,422

	Diversified Consumer Services - 3.09%
817	Coinstar, Inc.*	47,043
792	Sotheby's	34,721
		81,764

	Diversifed Financial Services - 0.22%
1,421	Citigroup, Inc.*	5,926

	Diversified Telecommunication Services - 2.29%
409	Alaska Communications Systems Group, Inc.	4,102
698	General Communication, Inc.*	7,294
600	tw telecom, Inc.*	11,040
14,911	Vonage Holdings Corp.*	38,023
		60,459

	Electrical Equipment - 0.98%
305	American Superconductor Corp.*	10,263
370	Baldor Electric Co.	15,547
		25,810

	Electronic Equipment, Instruments & Components - 5.70%
863	Agilysys, Inc.*	5,178
260	Cognex Corp.	6,942
114	Coherent, Inc.*	4,783
399	Newport Corp.*	5,797
339	Orbotech Ltd.*#	3,298
647	OSI Systems, Inc.*	23,292
5,472	Power-One, Inc.*	56,964
1,866	Sanmina-SCI Corp.*	24,594
1,755	Vishay Intertechnology, Inc.*	19,832
		150,680

	Energy Equipment & Services - 1.60%
573	Complete Production Services, Inc.*	13,425
116	Core Laboratories N.V.#	9,021
906	RPC, Inc.	19,941
		42,387

	Food & Staples Retailing - 0.40%
540	The Pantry, Inc.*	10,503

	Food Products - 0.72%
106	Bunge Ltd.#	6,368
176	Green Mountain Coffee Roasters, Inc.*	5,806
333	Zhongpin, Inc.*#	6,733
		18,907

	Health Care Equipment & Supplies - 1.63%
318	Align Technology, Inc.*	5,415
687	Cyberonics, Inc.*	18,899
134	Thoratec Corp.*	4,374
411	Volcano Corp.*	10,037
130	Zoll Medical Corp.*	4,229
		42,954

	Health Care Providers & Services - 0.44%
544	Health Management Associates, Inc.*	4,357
123	Humana, Inc.*	7,170
		11,527

	Hotels, Restaurants & Leisure - 6.12%
16	Biglari Holdings, Inc.*	5,334
104	CEC Entertainment, Inc.*	3,453
64	Chipotle Mexican Grill, Inc.*	13,453
375	DineEquity, Inc.*	16,669
2,534	Krispy Kreme Doughnuts, Inc.*	14,190
1,627	Las Vegas Sands Corp.*	74,647
138	Royal Caribbean Cruises Ltd.*#	5,457
142	Wyndham Worldwide Corp.	4,082
181	Wynn Resorts Ltd.	19,398
100	Yum! Brands, Inc.	4,956
		161,639

	Household Durables - 2.13%
152	American Greetings Corp.	2,944
134	Blyth, Inc.	5,376
586	Furniture Brands International, Inc.*	2,936
1,492	Hovnanian Enterprises, Inc.*	5,311
1,571	La-Z-Boy, Inc.*	12,207
800	Tempur-Pedic International, Inc.*	27,600
		56,374

	Insurance - 1.28%
1,160	Genworth Financial, Inc.*	13,154
1,570	Old Republic International Corp.	20,724
		33,878

	Internet & Catalog Retail - 4.17%
22	Amazon.com, Inc.*	3,633
288	Netflix, Inc.*	49,968
208	NutriSystem, Inc.	3,977
720	Overstock.com, Inc.*	9,655
114	Priceline.com, Inc.*	42,957
		110,190

	Internet Software & Services - 1.85%
591	Akamai Technologies, Inc.*	30,537
100	Sohu.com, Inc.*	7,450
211	WebMD Health Corp.*	11,031
		49,018

	IT Services - 1.48%
602	Gartner, Inc.*	19,077
1,063	Sapient Corp.	13,989
259	Unisys Corp.*	5,970
		39,036

	Leisure Equipment & Products - 0.73%
1,013	Leapfrog Enterprises, Inc.*	5,663
191	Polaris Industries, Inc.	13,578
		19,241

	Life Sciences Tools & Services - 0.36%
573	eResearchTechnology, Inc.*	4,366
239	PAREXEL International Corp.*	5,139
		9,505

	Machinery - 5.51%
1,687	ArvinMeritor, Inc.*	27,970
126	Bucyrus International, Inc.	8,588
81	Caterpillar, Inc.	6,367
372	CNH Global N.V.*#	14,765
275	Cummins, Inc.	24,227
510	Kadant, Inc.*	10,027
417	Kennametal, Inc.	14,236
162	Tennant Co.	5,435
485	Timken Co.	20,089
459	Titan International, Inc.	6,963
862	Wabash National Corp.*	6,948
		145,615

	Media - 4.82%
2,444	Belo Corp.*	14,151
293	Cinemark Holdings, Inc.	5,142
156	DIRECTV*	6,780
1,079	Gannett Co., Inc.	12,786
1,340	Knology, Inc.*	19,497
2,016	The McClatchy Co.*	5,564
3,579	Sinclair Broadcast Group, Inc.*	28,596
1,053	Valassis Communications, Inc.*	34,749
		127,265

	Metals & Mining - 3.49%
149	Allegheny Technologies, Inc.	7,851
119	AngloGold Ashanti Ltd. - ADR	5,606
226	Brush Engineered Materials, Inc.*	7,492
304	Cliffs Natural Resources, Inc.	19,821
266	Southern Copper Corp.	11,385
1,313	Stillwater Mining Co.*	23,371
601	Titanium Metals Corp.*	11,816
319	Worthington Industries, Inc.	4,912
		92,254

	Multiline Retail - 0.43%
293	Dillard's, Inc.	7,475
75	Dollar Tree, Inc.*	3,848
		11,323

	Oil, Gas & Consumable Fuels - 1.65%
202	Cimarex Energy Co.	15,503
358	Clean Energy Fuels Corp.*	5,198
204	Holly Corp.	6,677
431	Sunoco, Inc.	16,150
		43,528

	Personal Products - 0.87%
233	Elizabeth Arden, Inc.*	4,765
286	Herbalife Ltd.#	18,264
		23,029

	Pharmaceuticals - 0.85%
162	Endo Pharmaceuticals Holdings, Inc.*	5,952
1,296	The Medicines Co.*	16,550
		22,502

	Real Estate Management & Development - 0.16%
54	Jones Lang LaSalle, Inc.	4,215

	Road & Rail - 0.20%
452	Avis Budget Group, Inc.*	5,248

	Semiconductors & Semiconductor Equipment - 8.98%
1,569	Applied Micro Circuits Corp.*	15,800
715	Atmel Corp.*	6,335
168	Broadcom Corp.	6,844
2,294	Cirrus Logic, Inc.*	29,478
150	Cree, Inc.*	7,693
639	Fairchild Semiconductor International, Inc.*	7,202
83	First Solar, Inc.*	11,427
799	GT Solar International, Inc.*	6,576
573	KLA-Tencor Corp.	20,468
542	Kulicke & Soffa Industries, Inc.*	3,371
278	Lam Research Corp.*	12,730
6,152	Lattice Semiconductor Corp.*	29,899
1,071	Micron Technology, Inc.*	8,857
251	Novellus Systems, Inc.*	7,332
939	OmniVision Technologies, Inc.*	25,475
1,223	Silicon Image, Inc.*	7,521
1,192	Teradyne, Inc.*	13,398
404	Veeco Instruments, Inc.*	16,907
		237,313

	Software - 2.24%
312	Informatica Corp.*	12,695
347	Intuit, Inc.*	16,656
544	Mentor Graphics Corp.*	5,875
36	Salesforce.com, Inc.*	4,179
1,035	TIBCO Software, Inc.*	19,893
		59,298

	Specialty Retail - 5.76%
275	Advance Auto Parts, Inc.	17,869
314	Aeropostale, Inc.*	7,655
353	AnnTaylor Stores Corp.*	8,225
708	Brown Shoe Co., Inc.	8,319
221	DSW, Inc.*	7,353
435	The Finish Line, Inc.	6,656
68	Jo-Ann Stores, Inc.*	2,941
235	Limited Brands, Inc.	6,907
323	OfficeMax, Inc.*	5,717
3,846	Pier 1 Imports, Inc.*	33,383
550	Sally Beauty Holdings Inc.*	6,694
556	Stein Mart, Inc.*	5,221
298	The Talbots, Inc.*	2,914
636	Ulta Salon Cosmetics & Fragrance, Inc.*	19,519
156	Urban Outfitters, Inc.*	4,800
309	Zumiez, Inc.*	8,102
		152,275

	Textiles, Apparel & Luxury Goods - 3.84%
2,200	Crocs, Inc.*	30,646
216	Deckers Outdoor Corp.*	12,550
401	Lululemon Athletica, Inc.*	17,772
5,622	Quiksilver, Inc.*	23,444
877	Skechers U.S.A., Inc.*	17,049
		101,461

	Thrifts & Mortgage Finance - 0.22%
465	Provident Financial Services, Inc.	5,878

	Trading Companies & Distributors - 1.01%
1,251	United Rentals, Inc.*	23,506
59	Watsco, Inc.	3,302
		26,808

	Wireless Telecommunication Services - 1.12%
2,843	MetroPCS Communications, Inc.*	29,596
	Total Common Stocks (Cost $2,293,465)	2,604,930

	SHORT-TERM INVESTMENTS - 1.23%
32,486	Fidelity Institutional Money Market Government Portfolio, Class I, 0.06%† (Cost $32,486)	32,486
	Total Investments in Securities (Cost $2,325,951) - 99.79%	2,637,416
	Other Assets in Excess of Liabilities - 0.21%	5,477
	Net Assets - 100.00%	$2,642,893

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of October 31, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at October 31, 2010 was as follows**:

Cost of investments	$2,325,951

Gross unrealized appreciation	$341,774
Gross unrealized depreciation	(30,309)
Net unrealized appreciation	$311,465

**Because tax adjustments are calculated annually, the above table does not include tax adjustments outstanding.

FAS 157 - Summary of Fair Value Exposure at October 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,017,956	$—	$—	$1,017,956
Consumer Staples	60,426	—	—	60,426
Energy	85,915	—	—	85,915
Financials	84,886	—	—	84,886
Health Care	93,448	—	—	93,448
Industrials	395,272	—	—	395,272
Information Technology	656,513	—	—	656,513
Materials	120,459	—	—	120,459
Telecommunication Services	90,055	—	—	90,055
Total Equity	2,604,930	—	—	2,604,930
Short-Term Investments	32,486	—	—	32,486
Total Investments in Securities	$2,637,416	$—	$—	$2,637,416

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    12/28/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    12/28/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    12/28/2010

* Print the name and title of each signing officer under his or her signature.